RESTRICTED CASH (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Restricted Cash [Abstract]
Operations	$ 141	$ 167
Credit obligations	103	95
Capital expenditures and development projects	147	50
Total	391	312
Less: non-current	(68)	(51)
Current	$ 323	$ 261